Reconciliation of Financial Statements to Form 5500 - Schedule of Reconciliation of Net Assets Available for Benefits (Details) - EBP002 [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits as reported in the financial statements	$ 8,463,031	$ 7,706,154
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(11,254)	(30,004)
Deemed distributions of participant loans	(2,048)	(1,688)
Net assets available for benefits as reported in the Form 5500	$ 8,449,729	$ 7,674,462